UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—September 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Equity Income Fund Admiral™ Shares - VEIRX

Equity Income Fund Investor Shares - VEIPX

PRIMECAP Core Fund Investor Shares - VPCCX

Vanguard Equity Income Fund

Admiral™ Shares (VEIRX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  From a sector perspective, an overweight to health care and stock selection in consumer staples and financials were among the largest detractors from the Fund’s relative performance. The Fund’s holdings in consumer discretionary outperformed its benchmark’s holdings in the same sector, which offset some of the Fund’s shortfalls.

  For the last ten years, the Fund’s average annual return exceeded that of its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $50,000

	Admiral Shares	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2014	$52,013	$52,220	$52,614
2015	$51,992	$52,082	$53,561
2015	$51,815	$51,928	$53,625
2015	$48,985	$48,734	$49,727
2015	$52,460	$52,424	$52,846
2016	$54,321	$54,593	$53,329
2016	$56,506	$56,987	$54,723
2016	$57,483	$57,940	$57,150
2016	$60,234	$61,316	$59,514
2017	$62,982	$63,376	$62,962
2017	$64,231	$64,280	$64,856
2017	$67,113	$67,202	$67,818
2017	$71,372	$71,441	$72,109
2018	$69,552	$69,432	$71,673
2018	$70,527	$70,387	$74,449
2018	$74,296	$74,426	$79,740
2018	$67,343	$67,260	$68,290
2019	$74,821	$74,480	$77,878
2019	$77,389	$76,533	$81,062
2019	$79,135	$78,423	$81,983
2019	$84,412	$83,562	$89,391
2020	$64,946	$63,558	$70,654
2020	$73,173	$71,526	$86,261
2020	$76,940	$74,093	$94,089
2020	$87,055	$84,528	$107,976
2021	$95,817	$93,850	$114,939
2021	$100,863	$98,113	$124,465
2021	$100,615	$97,491	$124,318
2021	$109,371	$106,665	$135,680
2022	$110,610	$107,446	$128,354
2022	$101,374	$98,181	$106,744
2022	$96,006	$92,322	$101,873
2022	$109,372	$106,321	$109,183
2023	$107,071	$104,402	$117,093
2023	$110,350	$105,868	$126,920
2023	$108,142	$103,845	$122,744
2023	$117,864	$113,325	$137,635
2024	$127,071	$123,642	$151,462
2024	$126,201	$122,197	$156,368
2024	$136,737	$132,961	$166,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	26.44%	11.56%	10.58%
FTSE High Dividend Yield Index	28.04%	11.14%	10.27%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	2.4%
Consumer Discretionary	4.9%
Consumer Staples	11.1%
Energy	9.3%
Financials	19.4%
Health Care	14.1%
Industrials	11.7%
Information Technology	10.3%
Materials	3.7%
Real Estate	2.2%
Utilities	8.2%
Other Assets and Liabilities—Net	2.7%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$59,525
Number of Portfolio Holdings	202
Portfolio Turnover Rate	42%
Total Investment Advisory Fees (in thousands)	$46,766

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR565

Vanguard Equity Income Fund

Investor Shares (VEIPX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$31	0.27%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  From a sector perspective, an overweight to health care and stock selection in consumer staples and financials were among the largest detractors from the Fund’s relative performance. The Fund’s holdings in consumer discretionary outperformed its benchmark’s holdings in the same sector, which offset some of the Fund’s shortfalls.

  For the last ten years, the Fund’s average annual return exceeded that of its benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,400	$10,444	$10,523
2015	$10,393	$10,416	$10,712
2015	$10,354	$10,386	$10,725
2015	$9,789	$9,747	$9,945
2015	$10,480	$10,485	$10,569
2016	$10,850	$10,919	$10,666
2016	$11,285	$11,397	$10,945
2016	$11,473	$11,588	$11,430
2016	$12,021	$12,263	$11,903
2017	$12,565	$12,675	$12,592
2017	$12,816	$12,856	$12,971
2017	$13,387	$13,440	$13,564
2017	$14,231	$14,288	$14,422
2018	$13,867	$13,886	$14,335
2018	$14,055	$14,077	$14,890
2018	$14,803	$14,885	$15,948
2018	$13,418	$13,452	$13,658
2019	$14,901	$14,896	$15,576
2019	$15,409	$15,307	$16,212
2019	$15,755	$15,685	$16,397
2019	$16,801	$16,712	$17,878
2020	$12,925	$12,712	$14,131
2020	$14,558	$14,305	$17,252
2020	$15,303	$14,819	$18,818
2020	$17,309	$16,906	$21,595
2021	$19,049	$18,770	$22,988
2021	$20,050	$19,623	$24,893
2021	$19,994	$19,498	$24,864
2021	$21,732	$21,333	$27,136
2022	$21,973	$21,489	$25,671
2022	$20,133	$19,636	$21,349
2022	$19,060	$18,464	$20,375
2022	$21,713	$21,264	$21,837
2023	$21,249	$20,881	$23,419
2023	$21,897	$21,174	$25,384
2023	$21,451	$20,769	$24,549
2023	$23,378	$22,665	$27,527
2024	$25,195	$24,728	$30,292
2024	$25,021	$24,439	$31,274
2024	$27,101	$26,592	$33,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	26.34%	11.46%	10.48%
FTSE High Dividend Yield Index	28.04%	11.14%	10.27%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	2.4%
Consumer Discretionary	4.9%
Consumer Staples	11.1%
Energy	9.3%
Financials	19.4%
Health Care	14.1%
Industrials	11.7%
Information Technology	10.3%
Materials	3.7%
Real Estate	2.2%
Utilities	8.2%
Other Assets and Liabilities—Net	2.7%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$59,525
Number of Portfolio Holdings	202
Portfolio Turnover Rate	42%
Total Investment Advisory Fees (in thousands)	$46,766

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR65

Vanguard PRIMECAP Core Fund

Investor Shares (VPCCX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard PRIMECAP Core Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$51	0.45%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the MSCI US Prime Market 750 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Small-, mid-, and large-capitalization stocks all posted positive returns for the 12-month period. Large-capitalization stocks held up better than mid- and small-caps, while growth stocks outperformed value.

  Though the Fund recorded a strong gain in absolute terms, its shortfall relative to its benchmark reflected challenges with both security selection and sector allocation. The Fund outperformed the index in just four of 11 market sectors. Selection in information technology and industrials was one of the largest sources of underperformance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	MSCI US Prime Market 750 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,603	$10,505	$10,523
2015	$10,799	$10,662	$10,712
2015	$10,564	$10,684	$10,725
2015	$9,927	$9,964	$9,945
2015	$10,703	$10,633	$10,569
2016	$10,657	$10,736	$10,666
2016	$10,672	$11,008	$10,945
2016	$11,593	$11,459	$11,430
2016	$12,025	$11,879	$11,903
2017	$12,919	$12,614	$12,592
2017	$13,597	$13,012	$12,971
2017	$14,274	$13,586	$13,564
2017	$15,178	$14,488	$14,422
2018	$15,150	$14,400	$14,335
2018	$15,387	$14,908	$14,890
2018	$16,882	$16,023	$15,948
2018	$14,434	$13,820	$13,658
2019	$16,000	$15,757	$15,576
2019	$16,463	$16,428	$16,212
2019	$16,704	$16,679	$16,397
2019	$18,431	$18,194	$17,878
2020	$14,180	$14,553	$14,131
2020	$16,563	$17,743	$17,252
2020	$17,877	$19,447	$18,818
2020	$20,660	$22,062	$21,595
2021	$23,212	$23,309	$22,988
2021	$24,673	$25,348	$24,893
2021	$24,082	$25,425	$24,864
2021	$25,704	$27,937	$27,136
2022	$24,649	$26,479	$25,671
2022	$21,516	$22,036	$21,349
2022	$20,247	$21,022	$20,375
2022	$22,525	$22,525	$21,837
2023	$23,586	$24,265	$23,419
2023	$25,442	$26,377	$25,384
2023	$25,227	$25,540	$24,549
2023	$27,822	$28,592	$27,527
2024	$30,548	$31,555	$30,292
2024	$31,494	$32,766	$31,274
2024	$31,976	$34,728	$33,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	26.76%	13.87%	12.33%
MSCI US Prime Market 750 Index	35.97%	15.80%	13.26%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	5.7%
Consumer Discretionary	8.7%
Consumer Staples	1.1%
Energy	3.1%
Financials	9.4%
Health Care	28.4%
Industrials	15.0%
Information Technology	24.7%
Materials	1.5%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$13,168
Number of Portfolio Holdings	170
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$38,217

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1220

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
(a) Audit Fees.	$64,000	$60,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$64,000	$60,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$2,017,364	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,793,869	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2024
Vanguard Equity Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Equity Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.3%)
Communication Services (2.4%)
	T-Mobile US Inc.	2,388,875	492,968
	Comcast Corp. Class A	7,381,766	308,336
	Omnicom Group Inc.	2,580,636	266,812
	Verizon Communications Inc.	4,411,986	198,142
	TEGNA Inc.	5,839,132	92,142
	AT&T Inc.	2,552,122	56,147
	Nexstar Media Group Inc.	51,066	8,444
	Fox Corp. Class A	125,467	5,311
			1,428,302
Consumer Discretionary (4.9%)
	Booking Holdings Inc.	108,296	456,156
	Tractor Supply Co.	1,389,382	404,213
	Home Depot Inc.	889,818	360,554
	Starbucks Corp.	3,244,861	316,341
	Lowe's Cos. Inc.	834,558	226,040
	eBay Inc.	2,529,141	164,672
	Industria de Diseno Textil SA	2,618,072	155,059
	McDonald's Corp.	446,702	136,025
	Tapestry Inc.	2,750,034	129,197
	Ralph Lauren Corp.	637,288	123,551
	Bath & Body Works Inc.	3,099,866	98,948
	Travel & Leisure Co.	2,082,443	95,959
	Wendy's Co.	4,459,940	78,138
	Macy's Inc.	4,696,820	73,693
[1]	Dillard's Inc. Class A	126,661	48,599
	Lear Corp.	211,059	23,037
	Wyndham Hotels & Resorts Inc.	215,905	16,871
	Harley-Davidson Inc.	349,814	13,478
	Bloomin' Brands Inc.	471,745	7,798
	H&R Block Inc.	78,266	4,974
			2,933,303
Consumer Staples (11.1%)
	Procter & Gamble Co.	5,116,549	886,186
	Philip Morris International Inc.	5,898,466	716,074
	Archer-Daniels-Midland Co.	11,651,907	696,085
	Keurig Dr Pepper Inc.	16,607,482	622,449
	Pernod Ricard SA	4,063,149	614,723
	Kenvue Inc.	23,475,500	542,988
	Unilever plc ADR	8,349,682	542,395
	Walmart Inc.	6,490,785	524,131
	Mondelez International Inc. Class A	3,186,444	234,745
	PepsiCo Inc.	1,297,116	220,575
	Coca-Cola Co.	2,945,286	211,648
	Altria Group Inc.	4,095,007	209,009
	Kroger Co.	2,866,547	164,253
	Hershey Co.	631,453	121,100
	Target Corp.	668,505	104,193
	Colgate-Palmolive Co.	919,190	95,421
	General Mills Inc.	657,026	48,522
	Coca-Cola Europacific Partners plc	269,880	21,253
	Sysco Corp.	155,832	12,164
	Ingredion Inc.	72,542	9,970
			6,597,884
Energy (9.3%)
	ConocoPhillips	12,610,392	1,327,622
	EQT Corp.	18,288,862	670,104
	Coterra Energy Inc.	23,704,365	567,720
	Exxon Mobil Corp.	4,290,068	502,882

Equity Income Fund
	Shares	Market Value• ($000)
TotalEnergies SE	5,589,136	362,932
Hess Corp.	2,665,050	361,914
Targa Resources Corp.	2,426,819	359,193
Chevron Corp.	1,281,327	188,701
Phillips 66	1,389,124	182,600
EOG Resources Inc.	1,457,235	179,138
Marathon Petroleum Corp.	1,024,110	166,838
Valero Energy Corp.	1,077,073	145,437
Schlumberger NV	3,092,154	129,716
Halliburton Co.	3,823,337	111,068
Scorpio Tankers Inc.	1,307,253	93,207
APA Corp.	2,965,814	72,544
Ovintiv Inc. (XNYS)	1,346,663	51,591
HF Sinclair Corp.	1,058,390	47,172
Marathon Oil Corp.	642,674	17,114
Civitas Resources Inc.	208,798	10,580
		5,548,073
Financials (19.4%)
JPMorgan Chase & Co.	10,710,112	2,258,334
Bank of America Corp.	26,365,569	1,046,186
MetLife Inc.	9,263,571	764,059
Regions Financial Corp.	28,434,141	663,368
American International Group Inc.	8,376,722	613,427
Wells Fargo & Co.	10,664,519	602,439
M&T Bank Corp.	3,037,080	540,965
Morgan Stanley	4,779,581	498,224
Raymond James Financial Inc.	3,825,468	468,467
Nasdaq Inc.	5,484,637	400,433
Ares Management Corp. Class A	2,481,597	386,732
Royal Bank of Canada	2,945,592	367,641
Intercontinental Exchange Inc.	2,263,544	363,616
Citigroup Inc.	3,890,758	243,561
Bank of New York Mellon Corp.	2,557,218	183,762
Ameriprise Financial Inc.	384,258	180,528
Hartford Financial Services Group Inc.	1,394,365	163,991
State Street Corp.	1,697,440	150,173
Synchrony Financial	2,868,068	143,059
MGIC Investment Corp.	5,109,758	130,810
Unum Group	2,063,431	122,650
Everest Group Ltd.	311,637	122,109
Popular Inc.	1,212,152	121,542
SLM Corp.	5,285,425	120,878
Voya Financial Inc.	1,431,585	113,410
Jackson Financial Inc. Class A	1,156,973	105,551
XP Inc. Class A	5,631,388	101,027
Zions Bancorp NA	1,948,091	91,989
Goldman Sachs Group Inc.	122,342	60,573
Assured Guaranty Ltd.	657,519	52,286
Chubb Ltd.	174,923	50,446
Progressive Corp.	190,606	48,368
BlackRock Inc.	49,263	46,776
Western Union Co.	3,837,520	45,782
Assurant Inc.	204,920	40,750
Equitable Holdings Inc.	734,343	30,864
Corebridge Financial Inc.	1,023,225	29,837
American Financial Group Inc.	163,974	22,071
Credicorp Ltd.	59,837	10,829
Radian Group Inc.	143,773	4,987
Lincoln National Corp.	158,233	4,986
		11,517,486
Health Care (14.1%)
Johnson & Johnson	10,193,077	1,651,890
Merck & Co. Inc.	13,735,883	1,559,847
Pfizer Inc.	37,504,741	1,085,387
Gilead Sciences Inc.	12,890,655	1,080,753
UnitedHealth Group Inc.	926,642	541,789
Roche Holding AG	1,523,890	487,671
AstraZeneca plc ADR	5,099,953	397,337
Elevance Health Inc.	687,573	357,538

Equity Income Fund
	Shares	Market Value• ($000)
AbbVie Inc.	1,461,203	288,558
Bristol-Myers Squibb Co.	4,720,517	244,240
Cigna Group	626,883	217,177
CVS Health Corp.	3,289,463	206,842
Abbott Laboratories	1,001,500	114,181
Amgen Inc.	314,256	101,256
Medtronic plc	294,720	26,534
Quest Diagnostics Inc.	160,321	24,890
		8,385,890
Industrials (11.7%)
PACCAR Inc.	6,743,547	665,453
General Dynamics Corp.	2,187,095	660,940
L3Harris Technologies Inc.	2,301,314	547,414
United Parcel Service Inc. Class B (XNYS)	3,258,159	444,217
Emerson Electric Co.	3,958,307	432,920
Johnson Controls International plc	5,426,309	421,136
Honeywell International Inc.	1,794,921	371,028
Caterpillar Inc.	907,381	354,895
Siemens AG (Registered)	1,670,310	337,917
Deere & Co.	776,608	324,102
Canadian National Railway Co.	2,626,620	307,573
Union Pacific Corp.	1,103,159	271,907
Lockheed Martin Corp.	454,026	265,405
Automatic Data Processing Inc.	896,416	248,065
Knight-Swift Transportation Holdings Inc.	3,640,517	196,406
IDEX Corp.	905,563	194,243
3M Co.	1,156,138	158,044
CNH Industrial NV	10,411,782	115,571
ManpowerGroup Inc.	1,403,968	103,220
Oshkosh Corp.	1,002,543	100,465
FedEx Corp.	364,976	99,887
AGCO Corp.	984,662	96,359
RTX Corp.	584,090	70,768
Cummins Inc.	166,836	54,020
Ryder System Inc.	283,501	41,334
Eaton Corp. plc	109,744	36,374
Waste Management Inc.	115,002	23,874
		6,943,537
Information Technology (10.3%)
Broadcom Inc.	12,046,781	2,078,070
Cisco Systems Inc.	22,547,161	1,199,960
QUALCOMM Inc.	3,993,536	679,101
NXP Semiconductors NV	2,639,081	633,406
Corning Inc.	10,915,234	492,823
TE Connectivity plc	2,841,374	429,019
HP Inc.	4,284,377	153,680
International Business Machines Corp.	480,577	106,246
KLA Corp.	132,269	102,430
Texas Instruments Inc.	484,548	100,093
Amdocs Ltd.	906,896	79,335
Hewlett Packard Enterprise Co.	2,710,786	55,463
Analog Devices Inc.	82,981	19,100
NetApp Inc.	52,587	6,495
		6,135,221
Materials (3.7%)
Rio Tinto plc ADR	8,075,158	574,709
Celanese Corp.	2,997,227	407,503
PPG Industries Inc.	2,896,456	383,665
Barrick Gold Corp. (XTSE)	18,819,227	374,314
Reliance Inc.	429,590	124,242
Berry Global Group Inc.	1,617,366	109,949
Steel Dynamics Inc.	825,020	104,018
LyondellBasell Industries NV Class A	951,989	91,296
Mosaic Co.	866,372	23,201
Sealed Air Corp.	519,792	18,868
		2,211,765
Real Estate (2.2%)
Crown Castle Inc.	5,205,597	617,540

Equity Income Fund
		Shares	Market Value• ($000)
	Weyerhaeuser Co.	15,781,775	534,371
	Host Hotels & Resorts Inc.	8,947,588	157,478
			1,309,389
Utilities (8.2%)
	PPL Corp.	21,126,171	698,854
	Sempra	7,851,384	656,611
	Atmos Energy Corp.	4,224,013	585,913
	American Electric Power Co. Inc.	5,246,026	538,242
	Exelon Corp.	11,426,383	463,340
	Dominion Energy Inc.	6,804,372	393,225
	Eversource Energy	4,762,522	324,089
	Vistra Corp.	1,721,332	204,047
	Xcel Energy Inc.	2,426,455	158,447
	NRG Energy Inc.	1,616,637	147,276
	Evergy Inc.	2,170,485	134,592
	WEC Energy Group Inc.	1,392,990	133,978
	National Fuel Gas Co.	1,949,838	118,180
	Ameren Corp.	1,302,940	113,955
	UGI Corp.	4,459,962	111,588
	NextEra Energy Inc.	1,070,100	90,455
	DTE Energy Co.	134,126	17,223
	Edison International	78,343	6,823
			4,896,838
Total Common Stocks (Cost $42,438,933)			57,907,688
Temporary Cash Investments (2.5%)
Money Market Fund (2.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.014%	11,744,466	1,174,447
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Goldman Sachs & Co. 4.880%, 10/1/24 (Dated 9/30/24, Repurchase Value $76,710,000, collateralized by Ginnie Mae 2.000%–6.000%, 8/20/35–7/20/54, with a value of $78,234,000)	76,700	76,700
	NatWest Markets plc 4.860%, 10/1/24 (Dated 9/30/24, Repurchase Value $122,417,000, collateralized by U.S. Treasury Floating Rate Note 4.718%–4.762%, 4/30/25–4/30/26, with a value of $124,848,000)	122,400	122,400
	Nomura International plc 4.880%, 10/1/24 (Dated 9/30/24, Repurchase Value $141,519,000, collateralized by U.S. Treasury Bill 0.000%, 11/12/24–1/23/25, and U.S. Treasury Note/Bond 0.875%, 11/15/30, with a value of $144,350,000)	141,500	141,500
			340,600
Total Temporary Cash Investments (Cost $1,514,911)			1,515,047
Total Investments (99.8%) (Cost $43,953,844)			59,422,735
Other Assets and Liabilities—Net (0.2%)			102,245
Net Assets (100%)			59,524,980
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,573,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $35,263,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	4,209	1,223,609	12,631

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $42,779,533)	58,248,288
Affiliated Issuers (Cost $1,174,311)	1,174,447
Total Investments in Securities	59,422,735
Investment in Vanguard	1,632
Cash	17,570
Cash Collateral Pledged—Futures Contracts	61,959
Foreign Currency, at Value (Cost $80)	90
Receivables for Investment Securities Sold	16,965
Receivables for Accrued Income	89,023
Receivables for Capital Shares Issued	18,079
Variation Margin Receivable—Futures Contracts	4,885
Total Assets	59,632,938
Liabilities
Payables for Investment Securities Purchased	23,858
Collateral for Securities on Loan	35,263
Payables to Investment Advisor	10,286
Payables for Capital Shares Redeemed	35,930
Payables to Vanguard	2,621
Total Liabilities	107,958
Net Assets	59,524,980
1 Includes $33,573,000 of securities on loan.
At September 30, 2024, net assets consisted of:

Paid-in Capital	40,831,068
Total Distributable Earnings (Loss)	18,693,912
Net Assets	59,524,980

Investor Shares—Net Assets
Applicable to 117,045,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,347,802
Net Asset Value Per Share—Investor Shares	$45.69

Admiral™ Shares—Net Assets
Applicable to 565,865,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,177,178
Net Asset Value Per Share—Admiral Shares	$95.74

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends[1]	1,641,164
Interest[2]	55,818
Securities Lending—Net	1,272
Total Income	1,698,254
Expenses
Investment Advisory Fees—Note B
Basic Fee	47,083
Performance Adjustment	(317)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	8,734
Management and Administrative—Admiral Shares	41,166
Marketing and Distribution—Investor Shares	265
Marketing and Distribution—Admiral Shares	2,511
Custodian Fees	342
Auditing Fees	34
Shareholders’ Reports and Proxy Fees—Investor Shares	125
Shareholders’ Reports and Proxy Fees—Admiral Shares	718
Trustees’ Fees and Expenses	36
Other Expenses	19
Total Expenses	100,716
Expenses Paid Indirectly	(114)
Net Expenses	100,602
Net Investment Income	1,597,652
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,698,037
Futures Contracts	98,021
Foreign Currencies	436
Realized Net Gain (Loss)	3,796,494
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,477,680
Futures Contracts	37,181
Foreign Currencies	512
Change in Unrealized Appreciation (Depreciation)	7,515,373
Net Increase (Decrease) in Net Assets Resulting from Operations	12,909,519
1	Dividends are net of foreign withholding taxes of $15,064,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,754,000, ($35,000), $4,000, and $17,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,597,652	1,577,432
Realized Net Gain (Loss)	3,796,494	2,596,798
Change in Unrealized Appreciation (Depreciation)	7,515,373	1,899,892
Net Increase (Decrease) in Net Assets Resulting from Operations	12,909,519	6,074,122
Distributions
Investor Shares	(395,037)	(441,135)
Admiral Shares	(3,850,717)	(4,056,028)
Total Distributions	(4,245,754)	(4,497,163)
Capital Share Transactions
Investor Shares	(395,080)	(43,886)
Admiral Shares	(185,987)	2,048,004
Net Increase (Decrease) from Capital Share Transactions	(581,067)	2,004,118
Total Increase (Decrease)	8,082,698	3,581,077
Net Assets
Beginning of Period	51,442,282	47,861,205
End of Period	59,524,980	51,442,282

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.11	$37.83	$42.95	$33.75	$36.51
Investment Operations
Net Investment Income[1]	1.179	1.157	1.159	1.041	1.000
Net Realized and Unrealized Gain (Loss) on Investments	8.649	3.597	(2.848)	9.232	(2.067)
Total from Investment Operations	9.828	4.754	(1.689)	10.273	(1.067)
Distributions
Dividends from Net Investment Income	(1.262)	(1.149)	(1.134)	(1.012)	(1.034)
Distributions from Realized Capital Gains	(1.986)	(2.325)	(2.297)	(.061)	(.659)
Total Distributions	(3.248)	(3.474)	(3.431)	(1.073)	(1.693)
Net Asset Value, End of Period	$45.69	$39.11	$37.83	$42.95	$33.75
Total Return[2]	26.34%	12.54%	-4.67%	30.66%	-2.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,348	$4,943	$4,823	$5,285	$4,482
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.27%[5]	0.28%[5]	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.86%	2.69%	2.56%	2.89%
Portfolio Turnover Rate	42%	48%	40%	29%	35%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.27%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27% and 0.28%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$81.96	$79.28	$90.01	$70.73	$76.52
Investment Operations
Net Investment Income[1]	2.551	2.503	2.516	2.262	2.159
Net Realized and Unrealized Gain (Loss) on Investments	18.116	7.534	(5.973)	19.342	(4.331)
Total from Investment Operations	20.667	10.037	(3.457)	21.604	(2.172)
Distributions
Dividends from Net Investment Income	(2.725)	(2.484)	(2.460)	(2.196)	(2.236)
Distributions from Realized Capital Gains	(4.162)	(4.873)	(4.813)	(.128)	(1.382)
Total Distributions	(6.887)	(7.357)	(7.273)	(2.324)	(3.618)
Net Asset Value, End of Period	$95.74	$81.96	$79.28	$90.01	$70.73
Total Return[2]	26.44%	12.64%	-4.58%	30.77%	-2.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,177	$46,499	$43,039	$43,422	$30,816
Ratio of Total Expenses to Average Net Assets[3]	0.18%[4]	0.18%[5]	0.19%[5]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.95%	2.78%	2.64%	2.98%
Portfolio Turnover Rate	42%	48%	40%	29%	35%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.18%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.18% and 0.19%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Notes to Financial Statements
Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell

Equity Income Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $5,553,000 for the year ended September 30, 2024.
For the year ended September 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $317,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,632,000, representing less than 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, these arrangements reduced the fund’s management and administrative expenses by $103,000 and custodian fees by $11,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.

Equity Income Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,949,386	1,958,302	—	57,907,688
Temporary Cash Investments	1,174,447	340,600	—	1,515,047
Total	57,123,833	2,298,902	—	59,422,735
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,631	—	—	12,631
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	207,481
Total Distributable Earnings (Loss)	(207,481)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	715,671
Undistributed Long-Term Gains	2,635,155
Net Unrealized Gains (Losses)	15,343,086
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	18,693,912
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,689,553	1,550,267
Long-Term Capital Gains	2,556,201	2,946,896
Total	4,245,754	4,497,163
*	Includes short-term capital gains, if any.

Equity Income Fund
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,080,270
Gross Unrealized Appreciation	16,478,176
Gross Unrealized Depreciation	(1,135,711)
Net Unrealized Appreciation (Depreciation)	15,342,465
G.	During the year ended September 30, 2024, the fund purchased $22,834,462,000 of investment securities and sold $26,426,289,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2024, such purchases were $84,448,000 and sales were $7,947,000, resulting in net realized gain of $1,593,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	421,529	10,185	585,386	14,340
Issued in Lieu of Cash Distributions	367,587	9,070	411,265	10,313
Redeemed	(1,184,196)	(28,584)	(1,040,537)	(25,752)
Net Increase (Decrease)—Investor Shares	(395,080)	(9,329)	(43,886)	(1,099)
Admiral Shares
Issued	5,246,215	60,176	7,447,318	87,620
Issued in Lieu of Cash Distributions	3,487,181	41,006	3,644,882	43,619
Redeemed	(8,919,383)	(102,630)	(9,044,196)	(106,801)
Net Increase (Decrease)—Admiral Shares	(185,987)	(1,448)	2,048,004	24,438
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Fenway Funds and Shareholders of Vanguard Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Equity Income Fund (one of the funds constituting Vanguard Fenway Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 59.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $1,588,943,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $11,677,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $2,722,709,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $9,649,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q650 112024

Financial Statements
For the year ended September 30, 2024
Vanguard PRIMECAP Core Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

PRIMECAP Core Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.7%)
Communication Services (5.7%)
	Alphabet Inc. Class A	1,701,900	282,260
	Alphabet Inc. Class C	1,257,940	210,315
	Walt Disney Co.	679,215	65,334
	Meta Platforms Inc. Class A	106,600	61,022
	T-Mobile US Inc.	264,240	54,528
	Nintendo Co. Ltd.	507,500	27,127
	Electronic Arts Inc.	159,400	22,864
*	Charter Communications Inc. Class A	40,850	13,239
*	Netflix Inc.	18,000	12,767
	Comcast Corp. Class A	156,200	6,524
*	Altice USA Inc. Class A	160,000	394
			756,374
Consumer Discretionary (8.7%)
[1]	Sony Group Corp. ADR	1,730,100	167,076
	TJX Cos. Inc.	1,384,700	162,758
	Ross Stores Inc.	1,032,350	155,379
	Alibaba Group Holding Ltd. ADR	1,251,500	132,809
	Royal Caribbean Cruises Ltd.	547,800	97,158
*	Mattel Inc.	4,768,480	90,840
	Whirlpool Corp.	748,774	80,119
*	CarMax Inc.	1,026,810	79,455
*	Tesla Inc.	190,400	49,814
	Marriott International Inc. Class A	95,500	23,741
	Newell Brands Inc.	3,000,000	23,040
*	Capri Holdings Ltd.	453,963	19,266
	Bath & Body Works Inc.	526,300	16,799
*	Amazon.com Inc.	73,000	13,602
*	Burlington Stores Inc.	46,000	12,120
	McDonald's Corp.	31,800	9,683
*	Carnival Corp.	348,400	6,438
*	Victoria's Secret & Co.	182,600	4,693
*	MGM Resorts International	94,800	3,706
*	Leslie's Inc.	511,100	1,615
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,404
	Restaurant Brands International Inc.	10,700	772
			1,152,287
Consumer Staples (1.1%)
	Sysco Corp.	616,600	48,132
*	Dollar Tree Inc.	643,500	45,251
*	BJ's Wholesale Club Holdings Inc.	421,000	34,724
	Tyson Foods Inc. Class A	181,000	10,780
	Altria Group Inc.	159,600	8,146
			147,033
Energy (3.1%)
	Exxon Mobil Corp.	880,321	103,191
	ConocoPhillips	808,900	85,161
	Cameco Corp.	1,113,000	53,157
	Hess Corp.	297,000	40,333
	EOG Resources Inc.	305,829	37,595
	Coterra Energy Inc.	967,050	23,161
	TechnipFMC plc	723,600	18,980
*	Southwestern Energy Co.	1,900,000	13,509
	Valero Energy Corp.	80,700	10,897
*	Transocean Ltd. (XNYS)	2,537,200	10,783
	Schlumberger NV	242,400	10,169
			406,936
1

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Financials (9.4%)
	Raymond James Financial Inc.	1,724,355	211,164
	JPMorgan Chase & Co.	963,600	203,185
	Wells Fargo & Co.	2,802,640	158,321
	Visa Inc. Class A	374,590	102,994
	Northern Trust Corp.	1,134,650	102,153
	Goldman Sachs Group Inc.	199,500	98,774
	Evercore Inc. Class A	298,500	75,622
	Bank of New York Mellon Corp.	619,900	44,546
*	PayPal Holdings Inc.	564,750	44,067
	CME Group Inc.	162,650	35,889
	Progressive Corp.	128,890	32,707
	KeyCorp.	1,709,500	28,634
	Fidelity National Information Services Inc.	333,000	27,889
	Mastercard Inc. Class A	55,400	27,357
	Comerica Inc.	443,500	26,570
*	WEX Inc.	50,480	10,587
	Charles Schwab Corp.	90,400	5,859
			1,236,318
Health Care (28.4%)
	Eli Lilly & Co.	1,494,972	1,324,455
	AstraZeneca plc ADR	5,563,180	433,427
	Amgen Inc.	1,319,570	425,179
*	Biogen Inc.	1,368,717	265,312
*	Boston Scientific Corp.	3,146,880	263,708
	Thermo Fisher Scientific Inc.	241,610	149,453
	Novartis AG ADR	1,140,670	131,200
	Bristol-Myers Squibb Co.	2,429,430	125,699
*	Elanco Animal Health Inc. (XNYS)	7,880,188	115,760
	GSK plc ADR	2,158,300	88,231
	Zimmer Biomet Holdings Inc.	693,350	74,847
*	Illumina Inc.	376,870	49,148
	Roche Holding AG	137,807	44,101
*	BioMarin Pharmaceutical Inc.	608,070	42,741
*	LivaNova plc	800,200	42,042
	Agilent Technologies Inc.	232,430	34,511
	CVS Health Corp.	481,850	30,299
	Stryker Corp.	68,700	24,819
*	IQVIA Holdings Inc.	54,156	12,833
	UnitedHealth Group Inc.	18,189	10,635
[2]	Siemens Healthineers AG	148,420	8,914
	Alcon Inc.	84,460	8,452
	Abbott Laboratories	72,000	8,209
	Sanofi SA ADR	134,000	7,722
*	Waters Corp.	20,331	7,317
	Humana Inc.	17,944	5,684
	Medtronic plc	54,400	4,898
	Danaher Corp.	12,140	3,375
	Sandoz Group AG	60,680	2,529
*	GRAIL Inc.	46,562	641
*	Zimvie Inc.	2,930	46
			3,746,187
Industrials (15.0%)
	Siemens AG (Registered)	1,461,778	295,729
	FedEx Corp.	926,100	253,455
	AECOM	2,197,250	226,910
	Southwest Airlines Co.	5,823,369	172,546
	Jacobs Solutions Inc.	937,265	122,688
	TransDigm Group Inc.	60,100	85,770
*	United Airlines Holdings Inc.	1,498,440	85,501
	Delta Air Lines Inc.	1,662,510	84,439
	Airbus SE	561,152	82,128
	United Parcel Service Inc. Class B (XNYS)	549,300	74,892
*	NEXTracker Inc. Class A	1,451,021	54,384
	Textron Inc.	532,680	47,185
*,1	American Airlines Group Inc.	4,075,500	45,809
	General Dynamics Corp.	132,500	40,041
	Moog Inc. Class A	191,800	38,747
	Caterpillar Inc.	91,520	35,795
2

PRIMECAP Core Fund
		Shares	Market Value• ($000)
*	XPO Inc.	330,800	35,564
*	Amentum Holdings Inc.	937,265	30,227
	Otis Worldwide Corp.	205,300	21,339
	Union Pacific Corp.	84,400	20,803
	Carrier Global Corp.	191,000	15,374
*	Saia Inc.	35,100	15,348
*	RXO Inc.	421,700	11,808
	JB Hunt Transport Services Inc.	65,800	11,339
	Norfolk Southern Corp.	45,100	11,207
	L3Harris Technologies Inc.	34,000	8,088
*	GXO Logistics Inc.	149,200	7,769
	Knight-Swift Transportation Holdings Inc.	141,700	7,645
*	Boeing Co.	48,000	7,298
	Rockwell Automation Inc.	25,650	6,886
	Deere & Co.	12,750	5,321
	CSX Corp.	152,300	5,259
	AMETEK Inc.	10,000	1,717
			1,969,011
Information Technology (24.7%)
	Microsoft Corp.	959,080	412,692
	KLA Corp.	497,190	385,029
*	Flex Ltd.	8,771,020	293,215
	Texas Instruments Inc.	1,211,940	250,350
	Oracle Corp.	1,287,500	219,390
	Micron Technology Inc.	2,066,120	214,277
	Intel Corp.	8,071,200	189,350
	Applied Materials Inc.	908,800	183,623
	Intuit Inc.	157,400	97,745
	HP Inc.	2,696,923	96,739
	Analog Devices Inc.	417,030	95,988
	ASML Holding NV GDR (Registered)	113,800	94,824
	NetApp Inc.	745,600	92,089
	Apple Inc.	381,000	88,773
*	Adobe Inc.	160,100	82,897
	QUALCOMM Inc.	414,900	70,554
	Hewlett Packard Enterprise Co.	3,149,470	64,438
	Cisco Systems Inc.	775,300	41,262
	NVIDIA Corp.	337,590	40,997
	Jabil Inc.	340,000	40,742
	Corning Inc.	858,600	38,766
	Seagate Technology Holdings plc	335,600	36,758
	Teradyne Inc.	222,240	29,765
	Infineon Technologies AG	813,870	28,573
	Telefonaktiebolaget LM Ericsson ADR	3,744,400	28,383
*	Keysight Technologies Inc.	122,020	19,393
*	Western Digital Corp.	136,100	9,294
*	Ciena Corp.	85,000	5,235
*,1	BlackBerry Ltd.	1,276,500	3,344
			3,254,485
Materials (1.5%)
	Glencore plc	9,567,241	54,788
	Albemarle Corp.	440,865	41,754
	DuPont de Nemours Inc.	299,500	26,688
	Freeport-McMoRan Inc.	417,200	20,827
	Corteva Inc.	266,293	15,655
	Tronox Holdings plc	969,000	14,177
	Dow Inc.	224,500	12,264
	Linde plc	13,500	6,438
	Greif Inc. Class B	24,000	1,676
			194,267
Real Estate (0.1%)
	American Homes 4 Rent Class A	220,000	8,446
Total Common Stocks (Cost $5,070,234)			12,871,344
3

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[3,4]	Vanguard Market Liquidity Fund, 5.014% (Cost $323,864)	3,239,995	323,999
Total Investments (100.2%) (Cost $5,394,098)			13,195,343
Other Assets and Liabilities—Net (-0.2%)			(27,401)
Net Assets (100%)			13,167,942
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,731,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $8,914,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $36,701,000 was received for securities on loan, of which $33,277,000 is held in Vanguard Market Liquidity Fund and $3,424,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
4

PRIMECAP Core Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,070,234)	12,871,344
Affiliated Issuers (Cost $323,864)	323,999
Total Investments in Securities	13,195,343
Investment in Vanguard	369
Cash	6,604
Receivables for Investment Securities Sold	8,280
Receivables for Accrued Income	13,731
Receivables for Capital Shares Issued	1,424
Total Assets	13,225,751
Liabilities
Payables for Investment Securities Purchased	7,101
Collateral for Securities on Loan	36,701
Payables to Investment Advisor	9,982
Payables for Capital Shares Redeemed	3,225
Payables to Vanguard	800
Total Liabilities	57,809
Net Assets	13,167,942
1 Includes $35,731,000 of securities on loan.
At September 30, 2024, net assets consisted of:

Paid-in Capital	4,553,798
Total Distributable Earnings (Loss)	8,614,144
Net Assets	13,167,942

Net Assets
Applicable to 360,999,138 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,167,942
Net Asset Value Per Share	$36.48

See accompanying Notes, which are an integral part of the Financial Statements.
5

PRIMECAP Core Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends[1]	172,999
Interest[2]	23,729
Securities Lending—Net	8
Total Income	196,736
Expenses
Investment Advisory Fees—Note B	38,217
The Vanguard Group—Note C
Management and Administrative	17,970
Marketing and Distribution	496
Custodian Fees	200
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	94
Trustees’ Fees and Expenses	8
Other Expenses	18
Total Expenses	57,033
Expenses Paid Indirectly	(3)
Net Expenses	57,030
Net Investment Income	139,706
Realized Net Gain (Loss)
Investment Securities Sold[2]	809,404
Foreign Currencies	(39)
Realized Net Gain (Loss)	809,365
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,980,494
Foreign Currencies	169
Change in Unrealized Appreciation (Depreciation)	1,980,663
Net Increase (Decrease) in Net Assets Resulting from Operations	2,929,734
1	Dividends are net of foreign withholding taxes of $1,896,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,727,000, $29,000, $2,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Core Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,706	147,238
Realized Net Gain (Loss)	809,365	522,729
Change in Unrealized Appreciation (Depreciation)	1,980,663	1,645,422
Net Increase (Decrease) in Net Assets Resulting from Operations	2,929,734	2,315,389
Distributions
Total Distributions	(663,536)	(822,420)
Capital Share Transactions
Issued	550,648	459,021
Issued in Lieu of Cash Distributions	527,309	653,229
Redeemed	(1,398,081)	(1,022,158)
Net Increase (Decrease) from Capital Share Transactions	(320,124)	90,092
Total Increase (Decrease)	1,946,074	1,583,061
Net Assets
Beginning of Period	11,221,868	9,638,807
End of Period	13,167,942	11,221,868

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Core Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.44	$26.49	$33.78	$27.08	$27.08
Investment Operations
Net Investment Income[1]	.374	.394	.339	.243	.398
Net Realized and Unrealized Gain (Loss) on Investments	7.483	5.839	(5.312)	8.746	1.553
Total from Investment Operations	7.857	6.233	(4.973)	8.989	1.951
Distributions
Dividends from Net Investment Income	(.398)	(.365)	(.236)	(.357)	(.388)
Distributions from Realized Capital Gains	(1.419)	(1.918)	(2.081)	(1.932)	(1.563)
Total Distributions	(1.817)	(2.283)	(2.317)	(2.289)	(1.951)
Net Asset Value, End of Period	$36.48	$30.44	$26.49	$33.78	$27.08
Total Return[2]	26.76%	24.60%	-15.92%	34.71%	7.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,168	$11,222	$9,639	$12,056	$9,681
Ratio of Total Expenses to Average Net Assets	0.45%[3]	0.46%[3]	0.46%	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.34%	1.08%	0.76%	1.52%
Portfolio Turnover Rate	6%	6%	6%	8%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45 and 0.46%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Core Fund
Notes to Financial Statements
Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9

PRIMECAP Core Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended September 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.30% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $369,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,327,455	543,889	—	12,871,344
Temporary Cash Investments	323,999	—	—	323,999
Total	12,651,454	543,889	—	13,195,343
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	38,264
Total Distributable Earnings (Loss)	(38,264)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	104,418
Undistributed Long-Term Gains	710,149
Net Unrealized Gains (Losses)	7,799,577
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	8,614,144
10

PRIMECAP Core Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	151,544	131,946
Long-Term Capital Gains	511,992	690,474
Total	663,536	822,420
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,395,956
Gross Unrealized Appreciation	8,339,391
Gross Unrealized Depreciation	(540,004)
Net Unrealized Appreciation (Depreciation)	7,799,387
G.	During the year ended September 30, 2024, the fund purchased $734,040,000 of investment securities and sold $1,377,792,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Year Ended September 30,
	2024 Shares (000)	2023 Shares (000)
Issued	16,562	15,850
Issued in Lieu of Cash Distributions	16,740	24,113
Redeemed	(40,998)	(35,183)
Net Increase (Decrease) in Shares Outstanding	(7,696)	4,780
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Fenway Funds and Shareholders of Vanguard PRIMECAP Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard PRIMECAP Core Fund (one of the funds constituting Vanguard Fenway Funds, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 95.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $172,962,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $6,795,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $544,379,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q12200 112024
13

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

VANGUARD FENWAY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.